Income tax expense and other taxes	12 Months Ended
Dec. 31, 2020
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Income tax expense and other taxes

(32)	Income tax expense and other taxes
Assets and liabilities for taxes as of December 31, 2020 and December 31, 2019 are as follows:

	December 31, 2020	December 31, 2019
Current income tax – assets	$44,681	$99,973
Other current taxes
Current VAT – assets	36,403	90,955
Other taxes current	30,701	7,791

Total other current taxes	67,104	98,746

Total current tax – assets	$111,785	$198,719
Non-current income tax – assets	—	1

Total tax - assets	$111,785	$198,720

Current income tax - liabilities	($54,738)	$(26,421)

Components of income tax expense
Income tax expense for the periods ended December 31, 2020, 2019 and 2018 comprises the following:

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
Current income tax:
Current income tax charge	$54,738	$25,171	$24,208
Changes in estimates related to prior years	(3,731)	1,304	2,943
Deferred tax expense:
Relating to origination and reversal of temporary differences	53	(2,492)	(6,938)

Income tax expense reported in the income statement	$49,431	$23,983	$20,213

a)	Reconciliation of the Tax Rate in accordance with the Tax Provisions and the Effective Rate:
Standards in other countries
Subsidiary companies in Ecuador must pay a capital gains tax at a 28% rate. For subsidiaries in Costa Rica, México and Salvador, the rate is 30%, in Guatemala the rate is 25%.
Standards in Colombia
Income tax recognized in income
In 2019, the National Government issued Law 2010 in accordance with the objectives on the matter promoted by Law 1943 of 2018, however, it presents the following modifications:
Income tax rate for taxable year 2020 and following:

Year	General Rate*	Rate Applicable to Financial Entities **
2020	32%	36%
2021	31%	34%
2022 and next	30%	33%

Applicable rate for national companies, permanent establishments and foreign entities.

**	Rate applicable to financial entities with taxable income equal to or greater than 120,000 UVT, as provided in paragraph 7 included in article 240 of the Tax Statute.
Presumptive income tax
On the other hand, it reduces for the year 2020, the applicable rate for the purposes of calculating income tax under the presumptive income system, which will be 0.5% of the taxpayer’s net worth of the immediately previous year. From the year 2021 the applicable rate will be 0%.
Dividend Tax
The rate is reduced from 15% to 10% for resident natural persons, illiquid inheritance. also, the rate is increased from 7.5% to 10% for non-resident
natural and legal persons and permanent establishments. The withholding applicable to national companies remains at the rate of 7.5%.
Equity tax
For the taxable years 2020 and 2021, the wealth tax is maintained, for natural persons, resident illiquid successions and non-resident
natural and legal persons.
Fifty percent (50%) of the equity value of the assets subject to the complementary tax of tax normalization that have been declared in the taxable period 2020 and that have been repatriated to Colombia and invested with vocation was added to the taxable base of the tax. of permanence in the country, in accordance with the standardization tax provided for in this Law.
Normalization Tax
The new tax normalization tax is created for the year 2020, complementary to the income tax and the wealth tax, in charge of the taxpayers of the income tax or substitute income tax regimes that have omitted assets or liabilities non-existent
as of January 1, 2020. The applicable rate for this taxable period is 15% and the independent return had to be presented until September 25, 2020, which does not allow correction or extemporaneous presentation, as in 2019 the base Taxable may be reduced to 50% when the taxpayer repatriated normalized assets from abroad and invests them with a vocation to remain in the country for a period of no less than two years as of January 1, 2021.

Transfer Pricing
Income tax payers who carry out operations with related parties or related parties abroad are obliged to determine, for income tax purposes, their ordinary and extraordinary income, their costs and deductions, their assets and liabilities, considering for these operations the prices and profit margins that would have been used in comparable operations with or between economically unrelated operations.
Independent advisors advance the update of the transfer pricing study, required by tax provisions, tending to demonstrate that the operations with foreign economic associates were carried out at market values during 2020. For this purpose, the Company will present an informative statement and will have available the referred study for the end of July 2021. Failure to comply with the transfer pricing regime may lead to financial penalties and a higher income tax; However, the Administration and its advisers are of the opinion that the study will be concluded in a timely manner and will not result in significant changes to the base used for the determination of the 2020 income tax provision.
Audit benefit
Law 1943 of 2018 established that taxpayers who for the taxable year 2019 and 2020 in their private liquidation of income and complementary taxes increase the net income tax by at least a minimum percentage of 30%, in relation to the Net income tax for the immediately preceding year, your return will be final within six (6) months from the date of its presentation if no notice of a summons to correct or special requirement or special summons or provisional liquidation has been notified and, provided that the declaration is presented in a timely manner and the payment is made within the established deadlines.
However, if the increase in the net income tax is at least 20%, in relation to the net income tax of the immediately previous year, the return will be final within twelve (12) months following the presentation of the statement if no notice has been notified to correct or special requirement or special location or provisional settlement and the statement is always submitted in a timely manner and payment is made within the established deadlines.
The above benefit does not apply to: (i) taxpayers who enjoy tax benefits due to their location in a specific geographic area; (ii) when it is shown that declared withholdings at source are non-existent;
(iii) when the net income tax is less than
71
UVT (2020 is equivalent to $ 2,528,097). The term provided in this rule does not extend for withholding tax returns or for sales tax, which will be governed by the general rules.
Tax Procedure.
The audit benefit applicable to the taxable year 2019 is extended to the taxable years 2020 and 2021.

The term of firmness applicable to declarations in which tax losses are offset or generated is reduced to five years and compared to the years in which it is obliged to comply with the transfer pricing regime.
The term for voluntarily correcting tax returns in which the balance in favor is decreased or the amount to be paid increases is extended to three years.
Firmness of Income Tax and Complementary Tax Returns
Before the issuance of Law 1819 of 2016, article 714 of the Tax Statute established the following firmness terms:
to. General firmness: 2 years following the expiration date of the term to declare.
b. Late filing: 2 years following the filing date of the return.
c. Balance in favor: when the return presents a balance in favor of the taxpayer, it will be final within 2 years after the date of submission of the request for refund or compensation.
As of the year 2017 and with the entry into force of Law 1819 of 2016, the general term of firmness of tax returns is 3 years from the date of their expiration or from the date of their presentation, when these have been submitted extemporaneously. The firm term is 6 years when there are transfer pricing obligations.
Regarding those declarations in which favorable balances are presented, the firm term is 3 years, from the date of the presentation of the request for refund or compensation.
Regarding those tax returns in which tax losses are offset, the firmness corresponds to the same term that the taxpayer has to offset it, that is, 12 years. This term extends from the date of compensation for 3 more years in relation to the statement in which said loss was settled.
As of the year 2020, with the entry into force of the 2010 law of 2019, those tax returns in which tax losses are offset, the firmness corresponds to five years
As of 2019 and with the entry into force of Law 1943 of 2018, the extension of the firmness of 3 additional years for compensation of tax losses is eliminated.
As of the year 2020, with the entry into force of the 2010 law of 2019, those tax returns in which tax losses are offset, the firmness corresponds to five years
As of 2019 and with the entry into force of Law 1943 of 2018, the extension of the firmness of 3 additional years for compensation of tax losses is eliminated.

Reconciliation of the Tax Rate in Accordance with the Tax Provisions and the Effective Rate:
The consolidated loss before income tax amounted to $
1,044,704
in 2020 and $870,012 in 2019, and the income tax expense amounted to $49,431 in 2020 and $23,983 in 2019. The effective tax rate in 2020 was (5%) and (3%) in 2019. The corporate income tax rate in 2020 was 32% and 33% in 2019. The differences between the corporate income tax rate and effective tax rate are generated by subsidiaries with net losses in some jurisdictions where is not recognized deferred tax assets due to it is not probable that taxable profits will be available against which the deductible temporary differences can be utilized.

A reconciliation between tax expense and the product of accounting profit multiplied by domestic tax rate for the years ended December 31, 2020, 2019 and 2018 is as follows:

	Year ended December 31, 2020		Year ended December 31, 2019		Year ended December 31, 2018
Net (loss) profit for the year		$(1,094,135)		$(893,995)		$1,143
Total income tax expense		49,431		23,983		20,213

(Loss) profit before income tax		$(1,044,704)		$(870,012)		$21,356

Income tax at Colombian statutory rate	32%	(334,305)	33%	(287,104)	37.00%	7,902
Productive fixed assets special deduction	0%	—	0%	—	(268.0%)	(57,229)
Permanent differences (1)	(19%)	195,061	(16%)	136,798	(390.8%)	(83,458)
Non-deductible taxes	0%	—	0%	(167)	16%	3,413
Effect of tax exemptions, tax rates and exchange rates in foreign jurisdictions	(7%)	75,132	(11%)	91,570	1,191.2%	254,391
Non recognized deferred tax assets	(11%)	115,817	(9%)	82,362	(544.9%)	(116,362)
Prior year adjustments	0%	(2,114)	0%	(36)	(5.8%)	(1,245)
Changes in tax rates	0%	(160)	0%	560	59.9%	12,801

	(5%)	$49,431	(3%)	$23,983	95%	$20,213

(1)
Corresponds mainly to (a) application of special tax bases of taxation in subsidiaries that operate in El Salvador and Costa Rica, (b) non-deductible expenses for special deductions for the disposal of certain fixed assets and (c) application of the exception of IAS 12 in the recognition of deferred tax for investments in subsidiaries.

(b) Deferred Taxes with Respect to Subsidiary Companies:
During the year ended December 31, 2020 Avianca S.A. and Tampa Cargo S.A.S. are the dominant companies in their subsidiaries, which can control the future moment in which the temporary differences related to their investments will be reversed and additionally these are not expected to reverse in the foreseeable future. Consequently, and in accordance with the exception allowed by paragraphs 39 and 44 of IAS 12, deferred tax liabilities for US $ 99 million were not recognized as of December 31, 2020, for the year 2019 this figure is US $ 71 million.
(c) Deferred Tax Unrecognized Assets on Tax Credits:
As of December 31, 2020, and 2019, the following is the detail of the tax losses and excess presumptive income of the Company that have not been used and on which no active deferred tax has been recognized:
Tax losses originated in the year:

2017	$87,569
2018	86,630
2019	51,849
2020	27,201

Total:	$253,249

Excess of presumptive income originated in the year:

Year 2017	$1,250
Year 2018	340

Total:	$1,590

The Group has deferred tax asset corresponding to the aforementioned tax losses for $76 millions. However, according to the Company’s financial projections no tax income will be generated for the next 3 years to allow the compensation of the deferred tax assets. Therefore, said deferred tax assets has only been recognized by an amount up to the concurrence of deferred tax liabilities, according with accounting standards.
(d) Deferred tax by type of temporary difference:
The differences between the carrying value of assets and liabilities and the tax bases, lead to temporary differences that generate deferred taxes, calculated and registered in the periods December 31, 2020 and 2019 applying the tax rate for the taxable year in which those temporary differences will be reversed.
Below is an analysis of the deferred tax assets and liabilities of the Group:
Consolidated statement of financial position

	December 31, 2020	December 31, 2019	Variation
Assets (liabilities)
Accounts payable	$461	$39,904	$(39,443)
Aircraft maintenance	909	(3,691)	4,600
Pension liabilities	10,477	10,599	(122)
Provisions	96,151	24,330	71,821
Loss carry forwards	—	5,333	(5,333)
Unrecognized deferred tax asset	(43,099)	—	(43,099)
Non-monetary items	(51,621)	(36,626)	(14,995)
Intangible assets	(304)	1,159	(1,463)
Other	(1,660)	(32,313)	30,653

Net deferred tax assets / (liabilities)	$11,314	$8,695	$2,619

Reflected in the statement of financial position as follows:

	December 31, 2020	December 31, 2019
Deferred tax assets	$25,236	$27,166
Deferred tax liabilities	(13,922)	(18,471)

Deferred tax assets (liabilities) net	$11,314	$8,695

Reconciliation of deferred tax assets net

	December 31, 2020	December 31, 2019
Opening balance as of January 1,	$8,695	$6,136
Tax income during the period recognized in profit or loss	(53)	2,492
Tax income during the period recognized in other comprehensive income	(818)	441
Exchange differences	3,490	(374)

Closing balance as of December 31	$11,314	$8,695

e)	Effect of deferred tax on each component of the other comprehensive income account:
The following summarizes the effects of deferred tax on each component of the other comprehensive income account:

Consolidated Statement of Other Comprehensive Income	December 31, 2020	December 31, 2019	December 31, 2018
Reserves related to actuarial gains and losses	$(818)	$441	$(39)

Income tax recorded directly in other comprehensive income	$(818)	$441	$(39)